Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the year		¥ 33,485	¥ 67,015		¥ 73,980	[1]
Adjustments for:
Income tax expense		22,588	36,199		42,790	[1]
Depreciation, depletion and amortization		213,875	225,262		232,276	[1]
Capitalized exploratory costs charged to expense		8,934	8,900		8,579	[1]
Safety fund reserve		(1,505)	(1,318)		608	[1]
Share of profit of associates and joint ventures		(3,533)	(8,229)		(11,647)	[1]
Accrual/(reversal) of provision for impairment of receivables, net		343	(1,367)		15	[1]
Write down in inventories, net		8,151	1,260		4,230	[1]
Impairment of other non-current assets			22		77	[1]
Loss on disposal of property, plant and equipment		5,398	9,809		16,761	[1]
Gain on disposal of other non-current assets		(1,142)	(501)		(501)	[1]
Gain on disposal of subsidiaries		(1,242)	(49)		(45)	[1]
Gain on Pipeline restructuring		(46,946)
Dividend income		(25)	(22)		(52)	[1]
Interest income		(3,023)	(3,631)		(3,779)	[1]
Interest expense		26,528	30,409		22,718	[1]
Changes in working capital:
Accounts receivable, prepayments and other current assets		14,751	(5,017)		(9,280)	[1]
Inventories		43,645	(5,624)		(34,705)	[1]
Accounts payable and accrued liabilities		8,410	27,416		49,127	[1]
Contract liabilities		8,987	14,346		892	[1]
CASH FLOWS GENERATED FROM OPERATIONS		337,679	394,880		392,044	[1]
Income taxes paid		(19,104)	(35,270)		(38,788)	[1]
NET CASH FLOWS FROM OPERATING ACTIVITIES		318,575	359,610		353,256	[1]
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures		(248,376)	(319,686)		(267,310)	[1]
Acquisition of investments in associates and joint ventures		(2,599)	(4,326)		(2,911)	[1]
Acquisition of equity investments measured at fair value through other comprehensive income	[1]				(2)
Prepayments on long-term leases		(3,048)	(3,820)		(3,856)	[1]
Acquisition of intangible assets and other non-current assets		(5,303)	(3,256)		(4,668)	[1]
Acquisition of subsidiaries		(1,947)	(183)
Proceeds from disposal of property, plant and equipment		1,195	1,830		1,616	[1]
Proceeds from disposal of other non-current assets		2,224	507		224	[1]
Proceeds from Pipeline restructuring		80,621
Interest received		2,532	2,860		2,963	[1]
Dividends received		4,778	4,865		5,438	[1]
(Increase)/decrease in time deposits with maturities over three months		(12,063)	(11,739)		694	[1]
NET CASH FLOWS USED FOR INVESTING ACTIVITIES		(181,986)	(332,948)		(267,812)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term borrowings		(797,892)	(614,525)		(646,396)	[1]
Repayments of long-term borrowings		(219,770)	(171,226)		(123,745)	[1]
Repayments of lease liabilities		(12,794)	(17,623)
Interest paid		(16,700)	(16,830)		(19,392)	[1]
Dividends paid to non-controlling interests		(14,264)	(14,245)		(15,207)	[1]
Dividends paid to owners of the Company		(28,078)	(30,684)		(27,369)	[1]
Cash paid to acquire non-controlling interests		(2)	(1,059)
Capital reduction of subsidiaries		(5)	(182)		(86)	[1]
Increase in short-term borrowings		751,157	634,896		615,781	[1]
Increase in long-term borrowings		238,335	201,562		88,500	[1]
Cash contribution from non-controlling interests		613	2,640		2,211	[1]
NET CASH FLOWS USED FOR FINANCING ACTIVITIES		(99,400)	(27,276)		(125,703)	[1]
TRANSLATION OF FOREIGN CURRENCY		(4,967)	1,069		2,513	[1]
Increase/(decrease) in cash and cash equivalents		32,222	455		(37,746)	[1]
Cash and cash equivalents at beginning of the year		86,409	85,954	[1]	123,700	[1]
Cash and cash equivalents at end of the year		¥ 118,631	¥ 86,409		¥ 85,954	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).